Loans and Loans Held for Sale - Summary of Aggregate Amount of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at beginning of year	$ 36,075	$ 31,821
New loans	22,534	29,465
Repayments	(34,761)	(25,211)
Balance at End of Year	$ 23,848	$ 36,075